GENERAL INFORMATION	6 Months Ended
Jun. 30, 2021
Disclosure of general information [abstract]
GENERAL INFORMATION
NOTE 1 - GENERAL INFORMATION:

a.	General:

1)
Entera Bio Ltd. (collectively with its subsidiary, the "Company") was incorporated on September 30, 2009 and commenced operation on June 1, 2010. On January 8, 2018 the Company incorporated Entera Bio Inc., a fully owned subsidiary incorporated in Delaware USA. The Company is a leader in the development and commercialization of orally delivered large molecule therapeutics for use in areas with significant unmet medical need where adoption of injectable therapies is limited due to cost, convenience and compliance challenges for patients. The Company’s most advanced product candidates, EB613 for the treatment of osteoporosis and EB612 for the treatment of hypoparathyroidism, are based on its proprietary technology platform and are both in Phase 2 clinical development. The Company also licenses its technology to biopharmaceutical companies for use with their proprietary compounds and, to date, has completed one such collaboration with Amgen Inc.

2)
The Company's securities have been listed for trading on the Nasdaq Capital Market since the Company’s initial public offering in July 2018, where a total of 1,400,000 new ordinary shares were issued in consideration of net proceeds of $9.6 million, after deducting offering expenses.

b.
Since the Company is engaged in research and development activities, it has not derived significant income from its activities and has incurred accumulated losses in the amount of $87.5 million through June 30, 2021 and negative cash flows from operating activities. The Company's management is of the opinion that its available funds as of June 30, 2021 will allow the Company to operate under its current plans into the fourth quarter of 2022. These factors raise substantial doubt as to the Company's ability to continue as a going concern.

Management is in the process of evaluating various financing alternatives in the public or private equity markets, government grants or through license of the Company's technology to additional external parties through partnerships or research collaborations as the Company will need to finance future research and development activities, general and administrative expenses and working capital through fund raising. However, there is no certainty about the Company's ability to obtain such funding.
The financial information has been prepared on a going concern basis, which assumes the Company will continue to realize its assets and discharge its liabilities in the normal course of business. If the Company does not raise the requisite funds, it will need to curtail or cease operations. These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.

c.	Approval of financial statements

These financial statements were approved by the Company's Board of Directors on August 12, 2021.